5. Interim Toll Milling Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Interim Toll Milling Agreement
Interim Toll Milling Agreement

Note 5 – Interim Toll Milling Agreement

On November 7, 2017 the Company and Rose executed an Interim Milling Agreement (the “Agreement”), with an effective date of November 1, 2017, whereby, pending closing of the SDA Mill acquisition, Rose shall cause its subsidiary, Minerales Vane S.A. de C.V., a Mexico corporation (“Vane”), to reopen the SDA Mill and recommence operations on a toll milling basis for a third-party. Under the Agreement, the Company is required to provide the working capital to fund the operations and is entitled to all the positive cash flow after covering the related expenses.

The Agreement was completed and terminated during November 2017. The Company has an outstanding receivable from Rose of $-0- as of September 30, 2018 and $27,147 as of December 31, 2017, respectively.

Note 6 – Interim Toll Milling Agreement

On November 7, 2017 the Company and Rose executed an Interim Milling Agreement (the “Agreement”), with an effective date of November 1, 2017, whereby, pending closing of the SDA Mill acquisition, Rose shall cause its subsidiary, Minerales Vane S.A. de C.V., a Mexico corporation (“Vane”), to reopen the SDA Mill and recommence operations on a toll milling basis for a third-party. Under the Agreement, the Company is required to provide the working capital to fund the operations and is entitled to all the positive cash flow after covering the related expenses.

The Agreement was completed during November 2017. As of December 31, 2017 the Company has an outstanding receivable from Rose of $27,147.